Assets Held For Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 28, 2023
Property, Plant and Equipment Assets Held-for-Sale Disclosure [Abstract]
Office premises with a consideration		$ 6,150
Deposit received	$ 300
Assets held for sale	$ 5,460